MAY 10, 1999

                                REIT Fund
               Class A/Class B/Class C/Institutional Class

                     SUPPLEMENT TO THE PROSPECTUSES


     Christopher S. Beck, Vice President/Senior Portfolio Manager, together with Thomas J. Trotman and Damon J. Andres, both Vice Presidents, have primary responsibility for making day-to-day investment decisions for REIT Fund. Mr. Beck was named to the REIT management team on May 6, 1999, joining Mr. Trotman who has been on the team since 1998 and Mr. Andres who has been on the team since 1997.

     Mr. Beck has 18 years of investment management experience, starting with Wilmington Trust in 1981. Later, he became Director of Research at Cypress Capital Management in Wilmington and Chief Investment Officer of the University of Delaware Endowment Fund. Prior to joining Delaware Investments in May 1997, he managed the Small Cap Fund at Pitcairn Trust Company for two years. Mr. Beck holds a BS from the University of Delaware, an MBA from Lehigh University and is a CFA charterholder.

     Mr. Trotman earned a bachelor's degree in Accounting from Muhlenberg College and an MBA from Widener University. Prior to joining Delaware Investments in 1995, he was Vice President and Director of Investment Research at Independence Capital Management. Before that, he held credit-related positions at Marine Midland Bank, U.S. Steel Corporation, and Amerada Hess. Mr. Trotman is a CFA charterholder.

     Mr. Andres earned a BS in Business Administration with an emphasis in Finance and Accounting from the University of Richmond. Prior to joining Delaware Investments in 1994, he provided investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia.


                              MAY 10, 1999

                       DELAWARE POOLED TRUST, INC.
               THE REAL ESTATE INVESTMENT TRUST PORTFOLIO
              THE REAL ESTATE INVESTMENT TRUST PORTFOLIO II

                      SUPPLEMENT TO THE PROSPECTUS


     Christopher S. Beck, Vice President/Senior Portfolio Manager, together with Thomas J. Trotman and Damon J. Andres, both Vice Presidents, have primary responsibility for making day-to-day investment decisions for The Real Estate Investment Trust Portfolio and The Real Estate Investment Trust Portfolio
II. Mr. Beck was named to the REIT management team on May 6, 1999, joining Mr. Trotman who has been on the team since 1998 and Mr. Andres who has been on the team since 1997.

     Mr. Beck has 18 years of investment management experience, starting with Wilmington Trust in 1981. Later, he became Director of Research at Cypress Capital Management in Wilmington and Chief Investment Officer of the University of Delaware Endowment Fund. Prior to joining Delaware Investments in May 1997, he managed the Small Cap Fund at Pitcairn Trust Company for two years. Mr. Beck holds a BS from the University of Delaware, an MBA from Lehigh University and is a CFA charterholder.

     Mr. Trotman earned a bachelor's degree in Accounting from Muhlenberg College and an MBA from Widener University. Prior to joining Delaware Investments in 1995, he was Vice President and Director of Investment Research at Independence Capital Management. Before that, he held credit-related positions at Marine Midland Bank, U.S. Steel Corporation, and Amerada Hess. Mr. Trotman is a CFA charterholder.

     Mr. Andres earned a BS in Business Administration with an emphasis in Finance and Accounting from the University of Richmond. Prior to joining Delaware Investments in 1994, he provided investment consulting services as a Consulting Associate with Cambridge Associates, Inc. in Arlington, Virginia.